Additional Disclosures on Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Additional Disclosures on Financial Instruments
Additional Disclosures on Financial Instruments
17.	Additional Disclosures on Financial Instruments

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value:

Financial instruments, analyzed by classes and categories

	06/30/2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	62,736	n/a
Fixed term deposit	AC	—	n/a
Promissory notes	FVTPL	2,212	2,212
Security deposits	AC	2,445	2,445
Trade receivables	AC	47	n/a
Other financial assets	AC	80	n/a
Total financial assets		67,520
Financial liabilities, by class
Trade and other payables	AC	20,764	n/a
Forward contract EUR/USD	FVTPL	9,376	9,376
Convertible loans – host contract	AC	1,659	1,659
Convertible loans – embedded derivative	FVTPL	327	327
Other financial liabilities	AC	40	n/a
Total financial liabilities		32,166

Financial instruments, analyzed by classes and categories

	12/31/2020
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	102,144	n/a
Fixed term deposit	AC	50,000	n/a
Promissory notes	FVTPL	676	676
Security deposits	AC	2,096	2,096
Other financial assets	AC	16	n/a
Total financial assets		154,932
Financial liabilities, by class
Trade and other payables	AC	11,092	n/a
Convertible loans – host contract	AC	84,287	105,007
Convertible loans – embedded derivative	FVTPL	14,948	14,948
Other financial liabilities	AC	48	n/a
Total financial liabilities		110,375

Except for the promissory notes, the convertible loans (both host contract and embedded derivative) and the contingent forex forward contract, which are categorized in level 3 of the fair value hierarchy, all other financial instruments are categorized in level 2 of the fair value hierarchy. Transfers between levels of the fair value hierarchy are deemed to take place at the end of the period.

Fair Values in level 2 are expected cashflows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial instrument.

The fair value of the promissory notes is calculated using a trinomial tree approach, set to optional conversion at an expected date. The primary inputs used in the model include the borrower’s share price at valuation date, probability of occurrence of each possible conversion and termination event, borrower-specific credit risk and risk-free interest rate. While the risk-free interest rate is based on currency specific time congruent IBOR and swap rates, the credit risk and stock prices of the borrower are not observable in a market and therefore highly judgemental.

The fair value of the embedded derivatives that were bifurcated from the convertible loan issued in 2021 is determined by aggregating the valuations for the various expected conversion and termination events. Since all relevant events would lead to a conversion for a set fixed conversion rate, the value is derived as a forward contract embedded in the loan contract. The primary inputs used in the model include the probability of occurrence and timing of each possible conversion and termination event, borrower-specific credit spread and risk-free interest rate. Credit risk is model-implied and adjusted for movement in credit spreads to consider the investor’s higher risk in connection with this convertible instrument at each valuation date, and the risk-free interest rate is based on currency specific time congruent IBOR and swap rates. As credit spreads and probability of occurrence as well as the timing of each possible conversion and termination event are not observable in a market, these input parameters are highly judgemental. The effect of reasonable changes of these judgemental input parameters on the fair value of the embedded derivative as of June 30, 2021 would be immaterial.

The contingent forex forward contract was valuated based on expected cashflows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial instrument. The probabilities for different scenarios have been used to consider the contingency.

The following schedules show the differentiation of the level 3 fair values:

Financial instruments, changes in Fair Value of level 3 instruments

		Convertible loan –
In € thousand	Promissory Notes	embedded derivative
January 1, 2021	676	(14,948)
Additions	1,051	(311)
Settlement	—	8,597
Measurement changes	485	6,335
June 30, 2021	2,212	(327)

Financial instruments, changes in Fair Value of level 3 instruments

		Convertible loan –
In € thousand	Promissory Notes	embedded derivative
January 1, 2020	—	—
Additions	—	274
Measurement changes	—	(55)
June 30, 2020	—	219

The effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives of the convertible loan issued in January 2021 (CLA4) and the contingent forex forward contract were determined as insignificant as of June 30, 2021. The following table shows the effect of reasonable changes of the most significant input parameter on the fair values of the promissory notes as of June 30, 2021:

in € thousand			Effect on financial
June 30, 2021	Share Price	Value derivative	result
Base	0%	2,212
Up	10%	2,433	221
Down	(10)%	2,011	(201)

The following tables show the effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives of the convertible loan issued in March 2020 (CLA3) as of December 31, 2020:

in € thousand			Effect on financial
December 31, 2020	Share Price	Value derivative	result
Base	0%	14,948
Up	10%	18,815	(3,867)
Down	(10)%	11,081	3,867

in € thousand			Effect on financial
December 31, 2020	Credit Spread	Value derivative	Result
Base	0%	14,948
Up	10%	14,282	666
Down	(10)%	15,646	(698)

26.	Financial Instruments
26.1	Carrying Amounts and Fair Value

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount per category.

Financial instruments, analyzed by classes and categories

	12/31/2020
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	102,144	n/a
Fixed term deposit	AC	50,000	n/a
Promissory notes	FVTPL	676	676
Security deposits	AC	2,096	2,096
Other financial assets	AC	16	16
Total financial assets		154,932
Financial liabilities, by class
Trade and other payables	AC	11,092	n/a
Convertible loans – host contract	AC	84,287	105,007
Convertible loans – embedded derivative	FVTPL	14,948	14,948
Other financial liabilities	AC	48	48
Total financial liabilities		110,375

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	154,256
Financial assets measured at FVTPL	676
Financial liabilities measured at FVTPL	14,948
Financial liabilities measured at amortised cost (AC)	95,427

Financial instruments, analyzed by classes and categories

	12/31/2019
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	59,571	n/a
Promissory notes	FVTPL	n/a	n/a
Security deposits	AC	910	910
Other financial assets	AC	12	12
Total financial assets		60,493
Financial liabilities, by class
Trade and other payables	AC	2,795	n/a
Convertible loans – host contract	AC	66,353	76,189
Convertible loans – embedded derivative	FVTPL	n/a	n/a
Other financial liabilities	AC	25	25
Total financial liabilities		69,173

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	60,493
Financial assets measured at FVTPL	n/a
Financial liabilities measured at FVTPL	n/a
Financial liabilities measured at amortised cost (AC)	69,173

Financial instruments, analyzed by classes and categories

	01/01/2019
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	47,139	n/a
Security deposits	AC	189	189
Other financial assets	AC	31	31
Total financial assets		47,359
Financial liabilities, by class
Trade and other payables	AC	2,651	n/a
Convertible loans – host contract	AC	n/a	n/a
Convertible loans – embedded derivative	FVTPL	n/a	n/a
Other financial liabilities	AC	37	n/a
Total financial liabilities		2,688

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	47,359
Financial assets measured at FVTPL	n/a
Financial liabilities measured at FVTPL	n/a
Financial liabilities measured at amortised cost (AC)	2,688

Except for the promissory notes and the convertible loans (both host contract and embedded derivative), which are categorized in level 3 of the fair value hierarchy, all other financial instruments are categorized in level 2 of the fair value hierarchy.

Fair Values in level 2 are expected cashflows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial instrument.

The fair value of the promissory notes is calculated using a trinomial tree approach, set to optional conversion at an expected date. The primary inputs used in the model include the borrower’s share price at valuation date, probability of occurrence of each possible conversion and termination event, borrower-specific credit risk and risk-free interest rate. While the risk-free interest rate is based on currency specific time congruent IBOR and swap rates, the credit risk and stock prices of the borrower are not observable in a market and therefore highly judgemental. For a sensitivity of the fair value to reasonable changes of the borrower’s share price, see note 26.2.

The fair value of the embedded derivatives that were bifurcated from the convertible loan issued in 2020 is determined by aggregating the valuations for the various expected conversion and termination events. Since all events would lead to a conversion for a set fixed conversion price (however, for a variable number of shares), the value is derived as a forward contract embedded in the loan contract. The primary inputs used in the model include the own share price at valuation date, probability of occurrence of each possible conversion and termination event, borrower-specific credit spread and risk-free interest rate. Credit risk is model-implied and adjusted for movement in credit spreads to consider the investor’s higher risk in connection with this convertible instrument at each valuation date, and the risk-free interest rate is based on currency specific time congruent IBOR and swap rates. As credit spreads and stock prices are not observable in a market, especially these input parameters are highly judgemental. The following tables show the effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives as of December 31, 2020.

			Effect on
in € thousand		Value	financial
December 31, 2020	Share Price	derivative	result
Base	0%	14,948
Up	10%	18,815	(3,867)
Down	(10)%	11,081	3,867

			Effect on
in € thousand		Value	financial
December 31, 2020	Credit Spread	derivative	Result
Base	0%	14,948
Up	10%	14,282	666
Down	(10)%	15,646	(698)

Financial instruments, changes in Fair Value of level 3 instruments

		Convertible loan –
		embedded
In € thousand	Promissory Notes	derivative
January 1, 2019	—	—
Initial recognition	—	516
Changes from fair value remeasurement	—	(516)
December 31, 2019	—	—
Initial recognition	622	(274)
Changes from fair value remeasurement	58	15,222
Foreign exchange effects	(4)	—
December 31, 2020	676	14,948

The net gains and losses for each of the financial instrument measurement categories were as follows:

	Subsequent measurement
		Foreign		Increase	Reversals
2020		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(83)	—	—	—	—	(83)
Financial liabilities measured at amortized cost	(33,960)	(98)	—	—	—	(34,058)
Financial assets and liabilities measured at fair value through profit or loss	—	(4)	(15,164)	—	—	(15,168)
Total	(34,043)	(102)	(15,164)	—	—	(49,309)

	Subsequent measurement
		Foreign		Increase	Reversals
2019		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(39)	—	—	—	—	(39)
Financial liabilities measured at amortized cost	(5,350)	(38)	—	—	—	(5,388)
Financial assets and liabilities measured at fair value through profit or loss	—	—	516	—	—	516
Total	(5,389)	(38)	516	—	—	(4,911)

The total interest income for financial assets that are not measured at fair value through profit or loss is €18 thousand (2019: €0 thousand), while the total interest expense for these financial assets is €101 thousand (2019: €40 thousand). The total interest expense for financial liabilities that are not measured at fair value through profit or loss is €33,960 thousand (2019: €5,350 thousand).

26.2	Financial Instrument Risk Management Objectives and Policies

The Group is exposed especially to market risk (especially foreign exchange risk) and liquidity risk. The Group’s senior management oversees the management of these risks. Credit risk and equity price risk is considered insignificant for the Group.

The CFO in combination with Treasury provides assurance to the Group’s senior management that the Group’s financial risk activities are governed by appropriate procedures and that financial risks are identified, measured and managed in accordance with the Group’s risk objectives. The Executive Board reviews and agrees procedures for managing each of these risks, which are summarized below.

Management regularly reviews the Group’s risk management objectives to ensure that risks are identified and managed appropriately. The Executive Board is made aware of and reviews management’s risk assessments prior to entering into significant transactions.

Credit Risk

The following tables provide information about the exposures to credit risk for all financial assets that are not measured at fair value through profit or loss and therefore are generally subject to the impairment regulations of IFRS 9. The most significant part is cash or cash equivalents. Due to its short-term character, no significant credit risk arises, and therefore no impairment has been recorded for 2020 and 2019 respectively.

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	12/31/2020
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	154,256	—	No

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	12/31/2019
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	60,493	—	No

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	01/01/2019
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	47,359	—	No

Equity Price Risk

The Group has invested into promissory notes in 2020 with a total nominal amount of €627 thousand ($750 thousand, for details see note 17), whose fair value depends (among other variables) on the share price of the investee. A reasonably possible increase (decrease) in the share price by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €73 thousand with a corresponding effect in the financial result.

While the fair value of the convertible loans is sensitive to a change in the Group’s own share price (see sensitivity analysis in note 26.1), this is no economic risk for the Group as an increase or decline in the Group’s own share price will not lead to additional cash outflows at the time of the conversion.

Foreign Currency Risk

The Group operates globally and is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group’s exposures primarily consist of the British pound (“GBP”), Swiss Franc (“CHF”), US Dollar (“USD”) and Euro (“EUR”). Foreign exchange risk mainly arises from commercial transactions that resulted in recognized financial assets and liabilities denominated in a currency other than the local functional currency.

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates (i.e. the currency that is not the functional currency), with all other variables held constant. The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities.

The following table presents the sensitivity of a change in EUR for Lilium Aviation UK Ltd (functional currency: GBP):

		Change on profit before tax
EUR per GBP	Change in EUR rate	(in € thousand)
2020	+10% = Rate: 1.2235	33
Rate: 1.1123	-10% = Rate: 1.0011	(40)
2019	+10% = Rate: 1.2929	13
Rate: 1.1754	-10% = Rate: 1.0578	(16)

The following tables present the sensitivity of a change in material foreign currencies for the Group entities where the functional currency is EUR:

		Change on profit before tax
USD per EUR	Change in USD rate	(in € thousand)
2020	+10% = Rate: 1.3498	(47)
Rate: 1.2271	-10% = Rate: 1.1044	58
2019	+10% = Rate: 1.2357	4
Rate: 1.1234	-10% = Rate: 1.0111	(5)

Liquidity Risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. The Group is expanding very rapidly which results in increasingly stringent requirements regarding the corporate planning for budgeting and procuring of financial resources in such a way that the development program of the Lilium Jet is not delayed. Consequently, the continuation of development is based on the Group’s ability to raise financing from investors in the form of various financing rounds. The Group ensures that the supply of liquidity is always sufficient to settle financial liabilities that are due for payment. Liquidity is evaluated and maintained using forecasts based on fixed planning horizons covering several months and through the cash and cash equivalent balances that are available.

The following table provides details of the (undiscounted) cash outflows of financial liabilities (including interest payments). Note that the Group expects the convertible loans to be settled in own equity instruments. Therefore, the probability of an outflow of the below disclosed cash amount is remote.

				12/31/2020
in € thousand	2021	2022	2023 to 2025	2026 and thereafter
Lease liabilities	2,006	1,962	5,767	2,869
Convertible loans	88,013	—	—	—
Trade and other payables	11,092	—	—	—
Other financial liabilities	21	27	—	—

				12/31/2019
in € thousand	2020	2021	2022 to 2024	2025 and thereafter
Lease liabilities	1,417	1,420	4,088	3,133
Convertible loans	138,970	—	—	—
Trade and other payables	2,795	—	—	—
Other financial liabilities	25	—	—	—

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Interest rate risks from financial instruments can in general arise in connection with financial liabilities, including borrowings under the Group’s existing working capital and equipment financing facilities. Fixed rate securities may have their market value adversely impacted due to a rise in interest rates. Our cash equivalents and investment portfolio can also be subject to market risk due to changes in interest rates. The Group is required to pay negative interest on cash accounts if and to the extent certain thresholds are exceeded. Banks are adjusting the negative interest rate depending on changes of the respective reference rates set by central banks, but not necessarily immediately after a reference rate has been changed and not necessarily to the same extent. Considering existing thresholds, a hypothetical reasonable increase or decrease of 10 basis points in interest rates would not have a significant effect on the Group’s financial statements.

Capital Management

For the purpose of the Group’s capital management, capital includes all share capital and other equity reserves attributable to the equity holders. The primary objectives of capital management are to support operating activities and maximize the shareholder value through investment in the development activities of the Group.

Based on the ongoing development of the Lilium Jet, the Company has to rely almost exclusively on equity funding by its shareholders and debt financing until the Group can refinance itself in the future from marketable products as a result of successful development projects. The Group’s finance department reviews the total amount of cash of the Group on a monthly basis. As part of this review, management considers the total cash and cash equivalents, the cash outflow, currency translation differences and funding activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.

The Company is not subject to externally imposed capital requirements. The objectives of the Group’s capital management were achieved in the reporting year. No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2020 and 2019.

26.3	Reconciliation of changes in liabilities arising from financing activities

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068
Proceeds from convertible loans	85,900	—	85,900
Principal elements of lease payments	—	(1,439)	(1,439)
Interest paid	—	(450)	(450)
Change in the cash flow from financing activities	85,900	(1,889)	84,011
Additions to lease liabilities due to new lease contracts	—	3,842	3,842
Fair value changes	15,222	—	15,222
Interest expenses	33,960	450	34,410
Capital contributions	(102,200)	—	(102,200)
Statement of Financial Position as of December 31, 2020	99,235	11,118	110,353

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of January 1, 2019	—	7,036	7,036
Proceeds from convertible loans	65,500	—	65,500
Principal elements of lease payment	—	(854)	(854)
Interest paid	—	(341)	(341)
Change in the cash flow from financing activities	65,500	(1,195)	64,305
Additions to lease liabilities due to new lease contracts	—	2,533	2,533
Fair value changes	(516)		(516)
Interest expenses	5,350	341	5,691
Capital contributions	(3,981)		(3,981)
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068